Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of ROU assets and liabilities
Operating ROU assets and liabilities as of December 31, 2021 comprises the following:

(in thousands) Assets	Balance Sheet Classification	December 31, 2021
Operating lease assets	Right-of-use assets, net	$14,992
Liabilities
Operating	Lease liabilities, current	$3,712
Operating	Lease liabilities, non-current	$12,781

Total lease liabilities		$16,493

Schedule of Lease Cost and Supplemental Lease Information
Total lease cost for the year ended December 31, 2021 is below. The variable lease costs were not included in the measurement of the lease liabilities. These primarily include property taxes, property insurance, and common area maintenance expenses.

(in thousands)	Statement of Operations Classification	December 31, 2021
Operating lease cost
Operating lease cost	Cost of sales	$811
Operating lease cost	Selling, General and administrative	2,535

		3,346
Short-term lease cost
Short-term lease cost	Selling, General and administrative	879

		879
Variable lease cost
Variable lease cost	Cost of sales	236
Variable lease cost	Selling, General and administrative	270

		506

Total operating lease cost		$4,731

The following table includes supplemental lease information:

Supplemental Cash Flow Information (dollars in thousands)	Total
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$3,041

Total	$3,041

Lease liabilities arising from new ROU assets
Operating leases	$5,707
Weighted average remaining lease term (in years)
Operating leases	6.3
Weighted average discount rate
Operating leases	2.75%

Schedule of Lease Liability Maturity, Operating
The following table summarizes future lease payments as of December 31, 2021:

(in thousands)	Operating Leases
2022	$4,117
2023	4,023
2024	3,294
2025	981
2026	885
Thereafter	4,795

Total	18,095
Less: Imputed Interest	(1,602)

Present value of net lease payments	$16,493

Schedule of Future Minimum Rental Payments, Operating Leases
Prior to the adoption of ASC 842, the future minimum operating lease commitments as of December 31, 2020 under ASC 840 is below. Prior year rent expense under ASC 840 was $3.7 million.

(in thousands)	Operating Lease
2021	$2,617
2022	2,432
2023	2,114
2024	2,048
2025	669

Total	$9,880